UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2000

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Rhumbline Advisers
Address: 30 Rowes Wharf
Boston, MA 02110-3326

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Wayne T. Owen
Title: Managing Director
Phone: (617) 345-0434

Signature, Place, and Date of Signing:

Wayne T. Owen   Boston, MA      6/30/2000
[Signature]     [City, State]   [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $153,389 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	   COLUMN 1            COL 2   COL 3   COL 4  COL 5     COL 6
						      AMOUNT & TYPE
	    ISSUER            TITLE OF CUSIP  VALUE (xAMT. SH/INV. DISC

ABBOTT LABS COM               COMM. ST00282410 $4,590 10300SH   SOLE
AGILENT TECHNOLOGIES          COMM. ST00846u10  $380  5148 SH   SOLE
AMERICA ONLINE INC DEL COM    COMM. ST02364J10 $1,597 30200SH   SOLE
AMERICAN HOME PRODS CP COM    COMM. ST02660910 $3,889 66200SH   SOLE
AMERICAN INTL GROUP COM       COMM. ST02687410 $5,605 47706SH   SOLE
AMGEN INC COM                 COMM. ST03116210 $1,321 18800SH   SOLE
ANHEUSER BUSCH COS INC COM    COMM. ST03522910 $3,630 48600SH   SOLE
AT&T GROUP                    COMM. ST00195710 $4,006 12667SH   SOLE
BANK OF AMERICA CORP COM      COMM. ST06050510  $254  5900 SH   SOLE
BELLSOUTH CORP COM            COMM. ST07986010 $4,412 10350SH   SOLE
BESTFOODS COM                 COMM. ST08658U10 $1,066 15400SH   SOLE
BRISTOL MYERS SQUIBB COM      COMM. ST11012210 $4,322 74200SH   SOLE
C P & L ENERGY INC COM        COMM. ST12614C10  $316  9900 SH   SOLE
CHEVRON CORPORATION COM       COMM. ST16675110 $4,792 56500SH   SOLE
CISCO SYS INC COM             COMM. ST17275R10 $4,055 63800SH   SOLE
CITIGROUP INC COM             COMM. ST17296710 $1,469 24375SH   SOLE
COCA COLA CO COM              COMM. ST19121610 $5,003 87100SH   SOLE
CONAGRA INC COM               COMM. ST20588710  $618  32400SH   SOLE
CONSTELLATION ENERGY GROUP COMCOMM. ST21037110  $361  11100SH   SOLE
DELL COMPUTER CORP COM        COMM. ST24702510  $789  16000SH   SOLE
DISNEY WALT CO DEL COM        COMM. ST25468710 $1,188 30600SH   SOLE
DOMINION RES INC VA COM       COMM. ST25746U10  $553  12900SH   SOLE
DOW CHEM CO COM               COMM. ST26054310 $1,078 35700SH   SOLE
DU PONT E I DE NEMOURS COM    COMM. ST26353410 $2,573 58800SH   SOLE
DUKE POWER CO COM             COMM. ST26439910 $2,616 46400SH   SOLE
E M C CORP MASS COM           COMM. ST26864810  $215  2800 SH   SOLE
EXXON MOBIL CORP COM          COMM. ST30231G10 $4,397 56016SH   SOLE
FPL GROUP INC COM             COMM. ST30257110  $569  11500SH   SOLE
GENERAL DYNAMICS CORP COM     COMM. ST36955010  $183  3500 SH   SOLE
GENERAL ELEC CO COM           COMM. ST36960410 $5,072 95700SH   SOLE
GENERAL MLS INC COM           COMM. ST37033410  $903  23600SH   SOLE
GENERAL MTRS CORP COM         COMM. ST37044210  $883  15200SH   SOLE
HEINZ H J CO COM              COMM. ST42307410  $713  16300SH   SOLE
HEWLETT PACKARD CO COM        COMM. ST42823610 $1,686 13500SH   SOLE
HOME DEPOT INC COM            COMM. ST43707610  $539  10800SH   SOLE
INTEL CORP COM                COMM. ST45814010 $4,987 37300SH   SOLE
INTERNATIONAL BUS MACH COM    COMM. ST45920010 $3,112 28400SH   SOLE
INTERNATIONAL PAPER CO COM    COMM. ST46014610  $303  10180SH   SOLE
JOHNSON & JOHNSON COM         COMM. ST47816010 $5,501 54000SH   SOLE
KELLOGG CO COM                COMM. ST48783610  $494  16600SH   SOLE
KIMBERLY CLARK CORP COM       COMM. ST49436810  $516  9000 SH   SOLE
LILLY ELI & CO COM            COMM. ST53245710 $6,122 61300SH   SOLE
LUCENT TECHNOLOGIES COM       COMM. ST54946310 $1,613 27220SH   SOLE
MCDONALDS CORP COM            COMM. ST58013510 $2,411 73200SH   SOLE
MERCK & CO INC COM            COMM. ST58933110 $4,950 64600SH   SOLE
MICROSOFT                     COMM. ST59491810 $3,304 41300SH   SOLE
MINNESOTA MNG & MFG CO COM    COMM. ST60405910 $1,757 21300SH   SOLE
MOTOROLA INC COM              COMM. ST62007610  $759  26100SH   SOLE
PEPSICO INC COM               COMM. ST71344810 $4,830 10870SH   SOLE
PFIZER INC COM                COMM. ST71708110 $6,725 14010SH   SOLE
PROCTER & GAMBLE CO COM       COMM. ST74271810 $2,742 47900SH   SOLE
S&P DEPOSITORY RECEIPT        COMM. ST78462F10  $872  6000 SH   SOLE
SBC COMMUNICATIONS            COMM. ST78387G10 $4,801 11101SH   SOLE
SCHERING PLOUGH CORP COM      COMM. ST80660510 $2,106 41700SH   SOLE
SOUTHERN CO COM               COMM. ST84258710 $1,133 48600SH   SOLE
SPRINT CORP (FON GROUP) COM   COMM. ST85206110  $490  9600 SH   SOLE
SPRINT CORP (PCS GROUP) COM   COMM. ST85206150  $286  4800 SH   SOLE
SUN MICROSYSTEMS INC COM      COMM. ST86681010 $1,673 18400SH   SOLE
SUNTRUST BKS INC COM          COMM. ST86791410  $114  2500 SH   SOLE
TEXAS INSTRS INC COM          COMM. ST88250810 $1,827 26600SH   SOLE
TIME WARNER INC COM           COMM. ST88731510  $646  8500 SH   SOLE
U S WEST INC COM              COMM. ST91273H10 $4,219 49200SH   SOLE
VERIZON COMMUNICATIONS COM    COMM. ST92343v10 $5,614 11048SH   SOLE
VIACOM INC CL B               COMM. ST92552430  $341  5000 SH   SOLE
VODAFONE AIRTOUCH PLC-SP      COMM. ST92857T10 $1,512 36500SH   SOLE
WAL MART STORES INC COM       COMM. ST93114210  $184  3200 SH   SOLE
WELLS FARGO & CO DEL COM      COMM. ST94974610  $450  11600SH   SOLE
WORLDCOM INC GA COM           COMM. ST98157D10  $956  20850SH   SOLE
YAHOO INC COM                 COMM. ST98433210  $396  3200 SH   SOLE

COL 7   COL 8
	VOTING AUTH
OTH.    SOLSHARNONE